Related Party Transactions - Schedule of Names and Relationship of Related Parties (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cenntro Holding Limited [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang	Controlling shareholder of the Company
Cenntro Smart Manufacturing Tech. Co., Ltd. [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang	Under common control of Peter Zuguang Wang
Zhuhai Hengzhong Industrial Investment Fund (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang	Under common control of Peter Zuguang Wang
Peter Zuguang Wang [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Chairman of the Board of Directors of the Company	Chairman of the Board of Directors of the Company
Xinchang County Jiuhe Investment Management Partnership (LP) [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under control of Mr. Mengxing He, the General Manger of Zhejiang Zhongchai	Under control of Mr. Mengxing He, the General Manger of Zhejiang Zhongchai
Cenntro Inc. [Member]
Related Party Transaction [Line Items]
Existing Relationship with the Company	Under common control of Peter Zuguang Wang